AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

                              PROSPECTUS SUPPLEMENT
                                      Value
                                  Equity Income

              Investor Class * Institutional Class * Advisor Class

                          SUPPLEMENT DATED JUNE 1, 1998
                          Prospectus dated May 21, 1997

 The following disclosure replaces the paragraph under the heading "Portfolio Lending" found on page 12 of the Investor and Institutional Class Prospectuses and page 14 of the Advisor Class Prospectus.

    In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

 The  following  disclosure  should be inserted  after the section  "When-Issued
 Securities"  found  on  page  12  of  the  Investor  and  Institutional   Class
 Prospectuses and page 14 of the Advisor Class Prospectus.

 INVESTMENTS IN COMPANIES WITH LIMITED OPERATING HISTORIES

    The funds may invest in the securities of issuers with limited operating histories. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

    Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

    Value and Equity Income will not invest more than 5% of their total assets in the securities of issuers with less than a three-year operating history. The manager will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

 The following disclosure replaces the first paragraph under the heading "Short Sales" found on page 12 of the Investor and Institutional Class Prospectuses and page 14 of the Advisor Class Prospectus.

    A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short. Such transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

 The following disclosure should be inserted as the second paragraph under the heading "American Century Investments" on page 14 of the Investor and Institutional Class Prospectuses and as the last paragraph under the heading "How to Purchase and Sell American Century Funds" on page 16 of the Advisor Class Prospectus.

    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If additional copies of financial reports and prospectuses or separate mailing of account statements is desired, please call us.

 The following disclosure is added on page 21 of the Investor Class Prospectus, page 20 of the Institutional Class Prospectus and page 18 of the Advisor Class Prospectus, following the last paragraph under the heading "When Share Price is Determined."

    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the funds have authorized such intermediaries and their designees to accept purchase and redemption orders on the funds' behalf up to the applicable cut-off time. The funds will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the funds' net asset value next determined after acceptance on the funds' behalf by such intermediary.

 The second paragraph under the heading "Investment Management," found on page 23 of the Investor Class Prospectus, page 22 of the Institutional Class Prospectus, and page 20 of the Advisor Class Prospectus is deleted.

 The following disclosure is added on page 24 of the Investor Class Prospectus, page 23 of the Institutional Class Prospectus and page 21 of the Advisor Class Prospectus, following the last paragraph under the heading "Transfer and Administrative Services."

    Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager out of its unified fee.

 YEAR 2000 ISSUES

    Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. The funds and the manager depend upon the computer systems of various service providers, including the transfer agent, for their day-to-day operations. Inadequate remediation of the Year 2000 problem by these service providers and others with whom they interact could have an adverse effect on the funds' operations, including pricing, securities trading and settlement, and the provision of shareholder services.

    The transfer agent, in cooperation with the manager, has assembled a team of information technology professionals who are taking steps to address Year 2000 issues with respect to its own computers and to obtain satisfactory assurances that comparable steps are being taken by the funds' and the manager's other major service providers and vendors. The key phases of the remediation plan include: an inventory of all internal systems, vendor products and services and data providers (substantially completed in 1997); an assessment of all systems for date reliance and the impact of the century rollover on each (substantially completed with respect to critical systems in early 1998); and the renovation and testing of affected systems (targeted for completion with respect to critical systems by the end of 1998). The manager will pay for the remediation effort with revenues from its management fee, so that the funds will not directly bear any of the cost.

    In light of these remediation efforts, the funds do not anticipate a material adverse impact on its business, operations or financial condition relating to Year 2000 issues. However, there can be no assurance that the remediation plan will be sufficient and timely or that interaction with other noncomplying computer systems will not have a material adverse effect on the funds' business, operations or financial condition.

    In addition, companies in which the funds invest may have Year 2000 computer problems. The value of their securities could go down if they do not fix their problems in time or if fixing them is very expensive. Before making an investment decision about a company, the manager asks it about its Year 2000 readiness. However, the manager cannot be sure that the information it receives is complete and accurate, and there is no guarantee that portfolio companies' Year 2000 problems will not hurt the funds' performance.

 The following disclosure replaces the first sentence under the heading "Distribution of Fund Shares" found on page 25 of the Investor Class Prospectus and page 24 of the Institutional Class Prospectus, and under the heading "Distribution Fees" on page 21 of the Advisor Class Prospectus.

    The funds' shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

 The following disclosure should be inserted as the last paragraph under the heading "Distribution of Fund Shares" on page 25 of the Investor Class Prospectus and page 24 of the Institutional Class Prospectus, and under the heading "Distribution Fees" on page 21 of the Advisor Class Prospectus.

    Investors may open accounts with American Century only through the distributor. All purchase transactions in the funds offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the funds are paid by the manager.

                                                 [american century logo(reg.sm)]
                                                            American
                                                         Century(reg.tm)

                                                                 P.O. Box 419200
                                                           Kansas City, Missouri
                                                                      64141-6200
                                                  1-800-345-2021 or 816-531-5575

 SH-SPL-12566 9805